MASSMUTUAL SELECT FUNDS

Supplement dated December 16, 2008 to the

Prospectus dated April 1, 2008

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information replaces similar information found in the Prospectus:

Clover Capital Management, Inc. (“Clover”) is now known as Federated Clover Investment Advisors (“Federated”) due to an acquisition of Clover by Federated Investors, Inc.

The following information replaces similar information for the MassMutual Select Strategic Balanced Fund found on page 11 under Average Annual Total Returns:

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/03)
Return Before Taxes – Class S	2.69%	6.01%
Return After Taxes on Distributions – Class S	1.06%	5.16%
Return After Taxes on Distributions and Sale of Fund Shares – Class S	2.93%	4.90%
Return Before Taxes – Class Y	2.68%	5.96%
Return Before Taxes – Class L	2.42%	5.79%
Return Before Taxes – Class A(2)	–3.68%	3.99%
Return Before Taxes – Class N(2)	0.93%	5.22%

S&P 500® Index(3)	5.49%	9.18%	(9)
Russell 3000® Index(4)	5.14%	9.65%	(9)
MSCI® EAFE®Index(5)	11.17%	17.67%	(9)
Barclays Capital Aggregate Bond Index(6)	6.97%	4.50%	(9)
Lipper Balanced Fund Index(7)	6.53%	8.05%	(9)
Custom Balanced Index(8)	7.36%	9.36%	(9)

(1)  Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)  Performance for Class A and Class N shares of the Fund reflects any applicable sales charge.

(3)  The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(4)  The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(5)  MSCI® EAFE® Index is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(6)  The Barclays Capital Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Barclays Capital Government/Credit Index and the Barclays Capital Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(7)  The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(8)  The Custom Balanced Index comprises the S&P 500 Index, MSCI EAFE Index and Barclays Capital Aggregate Bond Index. The weightings of each index are 45%, 20% and 35%, respectively.

(9)  From 01/01/04.

Going forward, the Fund’s performance will be compared to the S&P 500 Index rather than the Russell 3000 Index because the S&P 500 Index more closely represents the Fund’s investment strategy. The Fund will retain the Russell 3000 Index as its supplemental benchmark for performance comparisons.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for only Class S and after-tax returns for other classes will vary.

The following information replaces similar information on page 98 for the Destination Retirement Funds:

The following table lists each Destination Retirement Fund’s approximate asset allocation among equity, fixed income & short term/money market and certain other funds as of November 24, 2008. The table also lists the approximate asset allocation, as of November 24, 2008, to certain Underlying Funds in which a Destination Retirement Fund currently invests 5% or more. Other Underlying Funds in which the Destination Retirement Funds currently invest are listed below the table. MassMutual may change these percentages at any time and may invest in any other Underlying Funds, including any Underlying Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2020	Destination Retirement 2030	Destination Retirement 2040	Destination Retirement 2050

Equity	30.0%	49.3%	70.9%	87.2%	94.4%	93.5%
Domestic Equity
Premier Enhanced Index Value (Babson Capital)	4.2%	6.4%	7.6%	6.2%	6.3%	6.3%
Premier Enhanced Index Growth (Babson Capital)	3.9%	5.3%	7.3%	4.1%	5.8%	6.4%
Select Fundamental Value (Wellington)	1.6%	2.7%	5.1%	7.3%	8.6%	8.4%
Select Diversified Growth (T. Rowe Price/Wellington/Legg Mason)	1.3%	2.4%	3.6%	5.2%	5.6%	2.6%
Select Aggressive Growth (Sands Capital/DMC)	0.9%	1.5%	3.0%	4.4%	5.0%	4.8%
Select Diversified Value (AllianceBernstein)	0.9%	1.6%	3.0%	4.2%	5.0%	4.9%
Select Blue Chip Growth (T. Rowe Price)	0.7%	1.6%	2.3%	5.4%	4.5%	7.2%

International Equity
Select Overseas (AllianceBernstein/Harris/MFS)	3.4%	6.2%	8.1%	9.0%	10.3%	10.3%
Select Diversified International (AllianceBernstein)	1.8%	2.7%	3.8%	4.8%	4.9%	5.4%
Premier International Equity (OFI Institutional)	1.4%	2.4%	3.8%	5.0%	4.9%	5.5%

Fixed Income & Short Term/Money Market	69.3%	49.9%	28.3%	12.1%	4.2%	5.8%
Premier Diversified Bond (Babson Capital)	15.3%	13.8%	9.1%	3.9%	0.6%	0.9%
Premier Core Bond (Babson Capital)	14.8%	11.6%	6.9%	1.8%	0.2%	0.9%
Premier Inflation-Protected Bond (Babson Capital)	14.9%	11.2%	6.8%	3.2%	0.4%	1.0%
Premier Short-Duration Bond (Babson Capital)	14.0%	7.6%	2.4%	0.7%	0.0%	0.7%

Other	0.8%	0.9%	0.9%	0.7%	1.4%	0.7%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity and fixed income & short term/money market and certain other funds may therefore not equal 100%.

Other Underlying Funds in which the Destination Retirement Funds currently invest include: Premier Main Street Small Cap (OFI Institutional), Select Mid-Cap Value (Cooke & Bieler), Select Large Cap Value (Davis), Select Mid Cap Growth Equity II (T. Rowe Price), Select Focused Value (Harris), Select Mid Cap Growth Equity (Wellington/Turner), Premier Capital Appreciation (OFI), Select Small Company Value (Clover/T. Rowe Price/Earnest Partners), Select Small Cap Value Equity (SSgA FM), Select Small Company Growth (The Boston Company/Eagle), Select Small Cap Growth Equity (Waddell & Reed/Wellington), Select Emerging Growth

(Essex/Insight Capital), Premier Value (OFI Institutional), Premier Discovery Value (OFI Institutional), Oppenheimer Real Estate Fund (OFI), Premier Strategic Emerging Markets (Baring), Premier Focused International (Baring), Premier International Bond (Baring), Premier High Yield (Babson Capital), Premier Money Market (Babson Capital) and Oppenheimer Commodity Strategy Total Return Fund (OFI).

The following information replaces similar information in the fifth paragraph on page 115 in the section titled About the Investment Adviser and Sub-Advisers:

MassMutual, as each Destination Retirement Fund’s investment adviser, administers the asset allocation program for each Destination Retirement Fund. This function is performed by MassMutual’s Retirement Services Asset Allocation Committee, led by Bruce Picard Jr., CFA. Mr. Picard joined MassMutual in 2005 as an Investment Consultant for the MassMutual Retirement Services Investment Services Group. Prior to joining MassMutual, Mr. Picard was a Vice President at Loomis, Sayles & Co. LP, where he worked in various positions covering research, portfolio analysis and product development for the company’s Specialty Growth and mutual fund units. In addition to Mr. Picard, the regular members of MassMutual’s Retirement Services Asset Allocation Committee include Michael Eldredge, CFA and Frederick (Rick) Schulitz. Mr. Eldredge joined MassMutual in 2008 as Vice President for the MassMutual Retirement Services Investment Services Group. He leads a team of investment professionals who conduct money manager research for the MassMutual Investment Program. Prior to joining MassMutual, Mr. Eldredge was a Vice President at ING US Financial Services, where he worked in various positions covering investment due diligence and fund analysis for the company’s Fund Strategy and Due Diligence unit. Mr. Schulitz joined MassMutual in 2006 as an Investment Consultant for the MassMutual Retirement Services Investment Services Group. Prior to joining MassMutual, Mr. Schulitz held Director positions at Prudential Retirement and ING, covering retirement and investment marketing, communications and strategic alliances.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-08-04

MASSMUTUAL SELECT FUNDS

Supplement dated December 16, 2008 to the

Class A Prospectus dated April 1, 2008

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information replaces similar information found in the Prospectus:

Clover Capital Management, Inc. (“Clover”) is now known as Federated Clover Investment Advisors (“Federated”) due to an acquisition of Clover by Federated Investors, Inc.

The following information replaces similar information for the MassMutual Select Strategic Balanced Fund found on page 11 under Average Annual Total Returns:

Average Annual Total Returns(1)

(for the periods ended December 31, 2007)

The table shows the risk of investing in the Fund by comparing the Fund’s returns with a broad measure of market performance over different time periods.

	One Year	Since Inception (12/31/03)
Return Before Taxes – Class A(2)	–3.68%	3.99%
Return After Taxes on Distributions – Class A(2)	–5.00%	3.29%
Return After Taxes on Distributions and Sale of Fund Shares – Class A(2)	–1.35%	3.21%

S&P 500® Index(3)	5.49%	9.18%	(9)
Russell 3000® Index(4)	5.14%	9.65%	(9)
MSCI® EAFE® Index(5)	11.17%	17.67%	(9)
Barclays Capital Aggregate Bond Index(6)	6.97%	4.50%	(9)
Lipper Balanced Fund Index(7)	6.53%	8.05%	(9)
Custom Balanced Index(8)	7.36%	9.36%	(9)

(1)  Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

(2)  Performance for Class A shares of the Fund reflects any applicable sales charge.

(3)  The S&P 500® Index is a widely recognized, unmanaged index representative of common stocks of larger capitalized U.S. companies. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(4)  The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(5)  MSCI® EAFE® Index is a widely recognized, unmanaged index representative of foreign securities in the major non-U.S. markets of Europe, Australia and the Far East. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(6)  The Barclays Capital Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Barclays Capital Government/Credit Index and the Barclays Capital Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(7)  The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

(8)  The Custom Balanced Index comprises the S&P 500 Index, MSCI EAFE Index and Barclays Capital Aggregate Bond Index. The weightings of each index are 45%, 20% and 35%, respectively.

(9)  From 01/01/04.

Going forward, the Fund’s performance will be compared to the S&P 500 Index rather than the Russell 3000 Index because the S&P 500 Index more closely represents the Fund’s investment strategy. The Fund will retain the Russell 3000 Index as its supplemental benchmark for performance comparisons.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The following information replaces similar information on page 82 for the Destination Retirement Funds:

The following table lists each Destination Retirement Fund’s approximate asset allocation among equity, fixed income & short term/money market and certain other funds as of November 24, 2008. The table also lists the approximate asset allocation, as of November 24, 2008, to certain Underlying Funds in which a Destination Retirement Fund currently invests 5% or more. Other Underlying Funds in which the Destination Retirement Funds currently invest are listed below the table. MassMutual may change these percentages at any time and may invest in any other Underlying Funds, including any Underlying Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2020	Destination Retirement 2030	Destination Retirement 2040	Destination Retirement 2050

Equity	30.0%	49.3%	70.9%	87.2%	94.4%	93.5%
Domestic Equity
Premier Enhanced Index Value (Babson Capital)	4.2%	6.4%	7.6%	6.2%	6.3%	6.3%
Premier Enhanced Index Growth (Babson Capital)	3.9%	5.3%	7.3%	4.1%	5.8%	6.4%
Select Fundamental Value (Wellington)	1.6%	2.7%	5.1%	7.3%	8.6%	8.4%
Select Diversified Growth (T. Rowe Price/Wellington/Legg Mason)	1.3%	2.4%	3.6%	5.2%	5.6%	2.6%
Select Aggressive Growth (Sands Capital/DMC)	0.9%	1.5%	3.0%	4.4%	5.0%	4.8%
Select Diversified Value (AllianceBernstein)	0.9%	1.6%	3.0%	4.2%	5.0%	4.9%
Select Blue Chip Growth (T. Rowe Price)	0.7%	1.6%	2.3%	5.4%	4.5%	7.2%

International Equity
Select Overseas (AllianceBernstein/Harris/MFS)	3.4%	6.2%	8.1%	9.0%	10.3%	10.3%
Select Diversified International (AllianceBernstein)	1.8%	2.7%	3.8%	4.8%	4.9%	5.4%
Premier International Equity (OFI Institutional)	1.4%	2.4%	3.8%	5.0%	4.9%	5.5%

Fixed Income & Short Term/Money Market	69.3%	49.9%	28.3%	12.1%	4.2%	5.8%
Premier Diversified Bond (Babson Capital)	15.3%	13.8%	9.1%	3.9%	0.6%	0.9%
Premier Core Bond (Babson Capital)	14.8%	11.6%	6.9%	1.8%	0.2%	0.9%
Premier Inflation-Protected Bond (Babson Capital)	14.9%	11.2%	6.8%	3.2%	0.4%	1.0%
Premier Short-Duration Bond (Babson Capital)	14.0%	7.6%	2.4%	0.7%	0.0%	0.7%

Other	0.8%	0.9%	0.9%	0.7%	1.4%	0.7%

Note: the allocation percentages have been rounded to one decimal place. The allocation among equity and fixed income & short term/money market and certain other funds may therefore not equal 100%.

Other Underlying Funds in which the Destination Retirement Funds currently invest include: Premier Main Street Small Cap (OFI Institutional), Select Mid-Cap Value (Cooke & Bieler), Select Large Cap Value (Davis), Select Mid Cap Growth Equity II (T. Rowe Price), Select Focused Value (Harris), Select Mid Cap Growth Equity (Wellington/Turner), Premier Capital Appreciation (OFI), Select Small Company Value (Clover/T. Rowe Price/Earnest Partners), Select Small Cap Value Equity (SSgA FM), Select Small Company Growth (The Boston Company/Eagle), Select Small Cap Growth Equity (Waddell & Reed/Wellington), Select Emerging Growth (Essex/Insight Capital), Premier Value (OFI Institutional), Premier Discovery Value (OFI Institutional), Oppenheimer Real Estate Fund (OFI), Premier Strategic Emerging Markets (Baring), Premier Focused International (Baring), Premier International Bond (Baring), Premier High Yield (Babson Capital), Premier Money Market (Babson Capital) and Oppenheimer Commodity Strategy Total Return Fund (OFI).

The following information replaces similar information in the fifth paragraph on page 99 in the section titled About the Investment Adviser and Sub-Advisers:

MassMutual, as each Destination Retirement Fund’s investment adviser, administers the asset allocation program for each Destination Retirement Fund. This function is performed by MassMutual’s Retirement Services Asset Allocation Committee, led by Bruce Picard Jr., CFA. Mr. Picard joined MassMutual in 2005 as an Investment Consultant for the MassMutual Retirement Services Investment Services Group. Prior to joining MassMutual, Mr. Picard was a Vice President at Loomis, Sayles & Co. LP, where he worked in various positions covering research, portfolio analysis and product development for the company’s Specialty Growth and mutual fund units. In addition to Mr. Picard, the regular members of MassMutual’s Retirement Services Asset Allocation Committee include Michael Eldredge, CFA and Frederick (Rick) Schulitz. Mr. Eldredge joined MassMutual in 2008 as Vice President for the MassMutual Retirement Services Investment Services Group. He leads a team of investment professionals who conduct money manager research for the MassMutual Investment Program. Prior to joining MassMutual, Mr. Eldredge was a Vice President at ING US Financial Services, where he worked in various positions covering investment due diligence and fund analysis for the company’s Fund Strategy and Due Diligence unit. Mr. Schulitz joined MassMutual in 2006 as an Investment Consultant for the MassMutual Retirement Services Investment Services Group. Prior to joining MassMutual, Mr. Schulitz held Director positions at Prudential Retirement and ING, covering retirement and investment marketing, communications and strategic alliances.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001A-08-04